Consolidated and Carve-Out Combined Statements of Earnings - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Revenues	$ 1,264,077	$ 1,132,002	$ 1,038,087
Cost of revenues (exclusive of depreciation and amortization shown below)	883,963	800,046	731,204
Selling, general and administrative expenses	279,235	258,678	229,829
Depreciation	18,836	17,730	15,710
Amortization of intangible assets	10,148	8,744	12,422
Accelerated amortization of intangible assets			11,184
Acquisition-related items	408	1,183	655
Spin-off transaction costs	740
Operating earnings	70,747	45,621	37,083
Interest expense, net	9,077	6,932	12,826
Other expense, net	60	255	20
Earnings before income tax	61,610	38,434	24,237
Income tax (note 12)	23,412	12,242	5,785
Net earnings	38,198	26,192	18,452
Non-controlling interest share of earnings	4,560	3,105	1,253
Non-controlling interest redemption increment (note 9)	12,243	10,117	14,004
Net earnings attributable to Company	$ 21,395	$ 12,970	$ 3,195
Net earnings per common share (note 13)
Basic (in Dollars per share)	$ 0.59	$ 0.36	$ 0.09
Diluted (in Dollars per share)	$ 0.59	$ 0.36	$ 0.09